DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED (Tables)	6 Months Ended
Jun. 30, 2024
Insurance [Abstract]
Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following tables present a rollforward of deferred policy acquisition costs (“DAC”), deferred sales inducements (“DSI”) and value of business acquired (“VOBA asset”) for the periods indicated:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Total
DAC:
Balance, beginning of period	$1,314	$217	$171	$1,702
Additions	257	57	261	575
Derecognition[1]	(1,129)	—	—	(1,129)
Amortization	(36)	(10)	(235)	(281)
Net change	(908)	47	26	(835)
Balance, end of period	$406	$264	$197	$867
DSI:
Balance, beginning of period	$257	$—	$—	$257
Additions	96	—	—	96
Derecognition[1]	(246)	—	—	(246)
Amortization	(5)	—	—	(5)
Net change	(155)	—	—	(155)
Balance, end of period	$102	$—	$—	$102
VOBA asset:
Balance, beginning of period	$40	$301	$168	$509
Acquisition from business combination	9,276	—	—	9,276
Amortization	(134)	(11)	(70)	(215)
Net change	9,142	(11)	(70)	9,061
Balance, end of period	$9,182	$290	$98	$9,570
Total DAC, DSI and VOBA asset	$9,690	$554	$295	$10,539
1.See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of DAC and DSI.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Annuity	Life	P&C	Total
DAC:
Balance, beginning of period	$886	$86	$124	$1,096
Additions	253	79	269	601
Amortization	(34)	(7)	(233)	(274)
Net change	219	72	36	327
Balance, end of period	$1,105	$158	$160	$1,423
DSI:
Balance, beginning of period	$85	$—	$—	$85
Additions	96	—	—	96
Amortization	(3)	—	—	(3)
Net change	93	—	—	93
Balance, end of period	$178	$—	$—	$178
VOBA asset:
Balance, beginning of period	$26	$310	$68	$404
Additions	18	18	—	36
Amortization	(1)	(13)	(41)	(55)
Net change	17	5	(41)	(19)
Balance, end of period	$43	$315	$27	$385
Total DAC, DSI and VOBA asset	$1,326	$473	$187	$1,986

Schedule of Projected VOBA Asset Amortization Expenses
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter as of June 30, 2024:

Years	US$ MILLIONS
2024[1]	$461
2025	776
2026	717
2027	660
2028	616
Thereafter	6,340
Total amortization expense	$9,570
1.Expected amortization for the remainder of 2024.